CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue
Revenues (including sales to a related party of US$406,373, US$1,690,196 and US$753,827 for the years ended December 31, 2023, 2024 and 2025, respectively)	$ 25,100,392	$ 42,203,660	$ 38,511,652
Cost of revenue
Cost of revenues (including purchase from a related party of US$70,698, US$428,046 and US$147,611 for the years ended December 31, 2023, 2024 and 2025, respectively)	(13,502,911)	(20,980,718)	(20,937,827)
Gross profit	11,597,481	21,222,942	17,573,825
Operating expenses:
Selling and marketing expenses	(10,704,383)	(10,342,509)	(6,433,317)
Research and development expenses	(7,070,839)	(12,159,086)	(4,061,037)
General and administrative expenses	(26,558,833)	(10,790,437)	(14,025,391)
Total operating expenses	(44,334,055)	(33,292,032)	(24,519,745)
Government grants	120,721	38,167	428,066
Operating loss	(32,615,853)	(12,030,923)	(6,517,854)
Changes in fair value of financial instruments	127,908	(87,836)	(1,472,118)
Gain on extinguishment of convertible debts		233,216
Interest expenses	(214,888)	(212,732)	(194,500)
Interest income	200,188	157,739	100,832
Loss before income taxes	(32,502,645)	(11,940,536)	(8,083,640)
Net loss	(32,502,645)	(11,940,536)	(8,083,640)
Accretion of redeemable preference shares to redemption value	0	(1,162,826)	(2,377,429)
Net loss attributable to ordinary shareholders	(32,502,645)	(13,103,362)	(10,461,069)
Other comprehensive income (loss)
Foreign currency translation adjustment, net of nil income taxes	(82,108)	151,122	1,043,513
Total comprehensive loss	$ (32,584,753)	$ (11,789,414)	$ (7,040,127)
Loss per ordinary share-Basic			$ (0.01)
Loss per ordinary share-Diluted			$ (0.01)
Weighted average number of ordinary shares-Basic	2,796,963,888	1,287,213,767	713,323,788
Weighted average number of ordinary shares-Diluted	2,796,963,888	1,287,213,767	713,323,788
Class A and Class B Ordinary Shares
Other comprehensive income (loss)
Loss per ordinary share-Basic	$ (0.01)	$ (0.01)
Loss per ordinary share-Diluted	$ (0.01)	$ (0.01)
Weighted average number of ordinary shares-Basic	2,796,963,888	1,287,213,767
Weighted average number of ordinary shares-Diluted	2,796,963,888	1,287,213,767